May 2, 2011

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Subj:     Variflex Separate Account
File Nos. 002-89328 and 811-03957

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variflex Separate Account does not differ from that contained in Post-Effective Amendment No. 35 under the Securities Act of 1933 and Post-Effective Amendment No. 34 under the Investment Company Act of 1940.  This Post-Effective Amendment was filed electronically on April 29, 2011.

If you have any questions concerning this filing, please contact me at (785) 438-3321 or Elisabeth Bentzinger at (202) 383-0717.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and
Associate General Counsel
Security Benefit Life Insurance Company

Enclosures

One Security Benefit Place ● Topeka, Kansas 66636-0001